Shares in an Escrow (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of Range [Member]
Shares in an Escrow [Line Items]
Increase decrease fair value of shares escrow (in Dollars)	$ 1,732	$ 3,081
Top of Range [Member]
Shares in an Escrow [Line Items]
Increase decrease fair value of shares escrow (in Dollars)	$ 14,499	$ 25,795
SPAC Sponsors [Member]
Shares in an Escrow [Line Items]
Ordinary shares issued (in Shares)	1,250,000
Opco Shareholders [Member]
Shares in an Escrow [Line Items]
Ordinary shares issued (in Shares)	10,464,612
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow [Member]
Shares in an Escrow [Line Items]
Ordinary shares issued (in Shares)	1,250,000
Escrowed securities percentage	50.00%
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow [Member] | Bottom of Range [Member]
Shares in an Escrow [Line Items]
Ordinary value per share (in Dollars per share)	$ 12.5
Trading days	20 days
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow [Member] | Top of Range [Member]
Shares in an Escrow [Line Items]
Ordinary value per share (in Dollars per share)	$ 13
Trading days	30 days
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow [Member]
Shares in an Escrow [Line Items]
Escrowed securities percentage	50.00%
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow [Member] | Bottom of Range [Member]
Shares in an Escrow [Line Items]
Ordinary value per share (in Dollars per share)	$ 12.5
Trading days	20 days
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow [Member] | Top of Range [Member]
Shares in an Escrow [Line Items]
Ordinary value per share (in Dollars per share)	$ 13
Trading days	30 days
ECS Escrowed Securities [Member]
Shares in an Escrow [Line Items]
Ordinary shares issued (in Shares)	10,464,612